Tax matters (Tables)	12 Months Ended
Dec. 31, 2018
Tax matters
Schedule of reconciliation of income tax expense

	Million of euros
	2018	2017	2016

Consolidated profit (loss) before tax:
From continuing operations	14,201	12,091	10,768
From discontinued operations	—	—	—
	14,201	12,091	10,768
Income tax at tax rate applicable in Spain (30%)	4,260	3,628	3,230
By the effect of application of the various tax rates applicable in each country (*)	509	539	312
Of which:
Brazil	719	656	396
United Kingdom	(99)	(78)	(63)
United States	(57)	68	94
Chile	(35)	(48)	(54)
Effect of profit or loss of associates and joint ventures	(221)	(211)	(133)
Effect of deduction of goodwill in Brazil	—	(164)	(184)
Effect of reassessment of deferred taxes	—	(282)	(20)
Permanent differences (**)	338	374	77
Current income tax	4,886	3,884	3,282

Effective tax rate	34.40%	32.12%	30.48%

Of which:
Continuing operations	4,886	3,884	3,282
Discontinued operations (Note 37)	—	—	—
Of which:
Current taxes	4,763	3,777	1,493
Deferred taxes	123	107	1,789
Taxes paid in the year	3,342	4,137	2,872

(*)Calculated by applying the difference between the tax rate applicable in Spain and the tax rate applicable in each jurisdiction to the profit or loss contributed to the Group by the entities which operate in each jurisdiction.

(**)Including the recognition of tax credits in Portugal in 2018.

Schedule of tax recognized in equity

	Million of euros
	2018 (*)	2017	2016

Other comprehensive income
Items not reclassified to profit or loss	(225)	60	364
Actuarial gains or (-) losses on defined benefit pension plans	(199)	60	364
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	—	—
Financial liabilities at fair value with changes in results attributed to changes in credit risk	(26)	—
Items that may be reclassified to profit or loss	124	—	(694)
Cash flow hedges	(50)	108	(136)
Changes in the fair value of debt instruments through other comprehensive income	167	—
Financial assets available for sale	—	(97)	(552)
Debt instruments	—	(366)	(368)
Equity instruments	—	269	(184)
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	7	(11)	(6)
Total	(101)	60	(330)

(*)    See reconciliation of IAS39 as of December 31, 2017 to IFRS9 as of January 1, 2018 (Note 1.b).

Schedule of deferred tax assets and liabilities

	Million of euros
	2018		2017		2016
	Monetizable		Monetizable		Monetizable
	(*)(**)	Other	(*)(**)	Other	(*)	Other

Tax assets:	10,866	12,392	11,046	12,164	9,649	11,615
Tax losses and tax credits	—	4,276	—	4,457	—	4,934
Temporary differences	10,866	8,116	11,046	7,707	9,649	6,681
Of which:
Non-deductible provisions	—	2,613	—	2,336	—	1,645
Valuation of financial instruments	—	609	—	530	—	1,042
Loan losses	7,279	1,308	7,461	1,159	6,082	940
Pensions	3,587	632	3,585	723	3,567	641
Valuation of tangible and intangible assets	—	1,215	—	1,077	—	537

Tax liabilities:	—	5,568	—	4,837	—	5,694
Temporary differences	—	5,568	—	4,837	—	5,694
Of which:
Valuation of financial instruments	—	1,168	—	1,207	—	1,105
Valuation of tangible and intangible assets	—	1,503	—	1,256	—	1,916
Investments in Group companies	—	880	—	808	—	1,265

(*)    Not deductible from regulatory capital.

(**)  Banco Popular Español, S.A.U. requested the conversion of part of its monetizable assets in 2017 (EUR 486 million which were approved in 2018) and in 2018 (EUR 995 million pending resolution) given the circumstances of the aforementioned regulations are applied.

Schedule of changes in deferred tax assets and liabilities

	Million of euros
				Foreign
		IFRS9		currency
		Adoption		balance	(Charge)/Credit
		impact		translation	to asset and
	Balances at	(Balance at		differences	liability	Acquisition	Balances at
	December 31,	1 January	(Charge)/	and other	valuation	for the year	December 31,
	2017	2018	Credit to income	items	adjustments	(net)	2018

Deferred tax assets	23,210	680	241	(807)	149	(215)	23,258
Tax losses and tax credits	4,457	—	(128)	1	—	(54)	4,276
Temporary differences	18,753	680	369	(808)	149	(161)	18,982
Of which: monetizable	11,046	273	390	(843)	—	—	10,866
Deferred tax liabilities	(4,837)	—	(364)	(114)	(315)	62	(5,568)
Temporary differences	(4,837)	—	(364)	(114)	(315)	62	(5,568)
	18,373	680	(123)	(921)	(166)	(153)	17,690

	Million of euros
			Foreign
			currency
			balance	(Charge)/Credit
			translation	to asset and
	Balances at		differences	liability	Acquisitions	Balances at
	December 31,	(Charge)/Credit	and other	valuation	for the year	December 31,
	2016	to income	items	adjustments	(net)	2017
Deferred tax assets	21,264	(675)	(756)	(1)	3,378	23,210
Tax losses and tax credits	4,934	(279)	(205)	—	7	4,457
Temporary differences	16,330	(396)	(551)	(1)	3,371	18,753
Of which: monetizable	9,649	(185)	(455)	—	2,037	11,046
Deferred tax liabilities	(5,694)	568	414	19	(144)	(4,837)
Temporary differences	(5,694)	568	414	19	(144)	(4,837)
	15,570	(107)	(342)	18	3,234	18,373

	Million of euros
			Foreign
			currency
			balance	(Charge)/Credit
			translation	to asset and
	Balances at		differences	liability	Acquisitions	Balances at
	December 31,	(Charge)/Credit	and other	valuation	for the year	December 31,
	2015	to income	items	adjustments	(net)	2016
Deferred tax assets	22,045	(1,311)	1,355	(551)	(274)	21,264
Tax losses and tax credits	4,808	194	110	—	(178)	4,934
Temporary differences	17,237	(1,505)	1,245	(551)	(96)	16,330
Of which: monetizable	8,887	49	713	—	—	9,649
Deferred tax liabilities	(5,565)	(478)	98	(26)	277	(5,694)
Temporary differences	(5,565)	(478)	98	(26)	277	(5,694)
	16,480	(1,789)	1,453	(577)	3	15,570